Accrued Expenses and Other Accounts Payable	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Accounts Payable [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

Note 11:- ACCRUED EXPENSES AND other accounts payable

Accrued expenses and other accounts payable are comprised of the following as of the below dates:

	December 31,
	2023	2024
Employees and payroll accruals	$27,460	$36,350
Accrued expenses	9,296	12,469
Government authorities and other	4,736	9,390
Total	$41,492	$58,209